Fair Value Measurement	6 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

Note 15 – Fair Value Measurement

The fair values of pledged bank deposits, accounts receivable, accounts payable, bank borrowings and accrued expenses and other liabilities approximated the respective carrying amounts because of the short maturity of these instruments. The Group adopted ASC 820-10, Fair Value Measurements and Disclosures, for the nonfinancial assets and liabilities that are remeasured at fair value on a nonrecurring basis.